SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
SHARE CAPITAL

NOTE 12 – SHARE CAPITAL

Common shares authorized, issued and related contributed capital by controlling shareholders as of December 31, 2024, 2023 and 2022 were as follows:

In Thousands of US Dollars and shares
Description	2024	2023	2022
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	94,540	93,540	90,515
Dollars	$173,876	$173,816	$171,671

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

Common Stock

On November 14, 2024, the Board awarded 1,000,000 shares of restricted stock to Patrick Doody for his support of the Company.